Note 24 - Share Premium Account	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of share premium account [text block]
24	SHARE PREMIUM ACCOUNT

Share Premium $000’ s
Balance at March 31, 2016	168,045
Premium arising on issue of equity shares, net of costs	114
Balance at March 31, 2017	168,159
Premium arising on issue of equity shares, net of costs	891
Premium arising on issue of equity shares related to RadiumOne acquisition, net of costs	6,728
Premium arising on issue of equity shares related to YuMe acquisition, net of costs	96,237
Capitalization of merger reserve	58,001
Capital reduction	(226,160)
Balance at March 31, 2018	103,856